Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Financial information by business segment as follows:

	Year ended December 31, 2023
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$222,741	$(31,222)	$9,471	$780
IAM	109,058	2,583	2,479	—
Corporate	—	(17,244)	540	—
Total consolidated	$331,799	$(45,883)	$12,490	$780

	Year ended December 31, 2022
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$198,036	$(32,000)	$8,205	$930
IAM	107,662	2,340	3,162	—
Corporate	—	(20,606)	433	—
Total consolidated	$305,698	$(50,266)	$11,800	$930

	Years ended December 31,
	2023	2022
Total additions to long-lived assets, excluding business combinations:
OEM	$13,285	$11,178
IAM	1,613	2,754
Corporate	676	597
Total consolidated	$15,574	$14,529

Schedule of Geographical Revenue Information
Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's revenues, as follows:

	% of total revenue
	Years ended December 31,
	2023	2022
Europe	70%	64%
Americas	13%	12%
Asia	10%	15%
Africa	3%	5%
Other	4%	4%

Schedule of Allocation of the Total Assets
Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31,
	2023	2022
OEM	$201,348	$241,795
IAM	145,640	145,377
Corporate	8,760	20,279
Total consolidated assets	$355,748	$407,451

Schedule of Assets by Segment
Long-lived assets information by geographic area:

December 31, 2023	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$25,883	$6,705	$32,588
Canada	24,098	117	24,215
Rest of Europe	11,042	3,066	14,108
Asia Pacific	8,466	—	8,466
Total consolidated long-lived assets	69,489	9,888	79,377

December 31, 2022	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$20,382	$7,688	$28,070
Canada	25,199	129	25,328
Rest of Europe	9,032	2,958	11,990
Asia Pacific	8,028	—	8,028
Total consolidated long-lived assets	$62,641	$10,775	$73,416